GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of long-Lived Assets Based on Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 57,416	$ 14,502
Israel [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	56,424	14,341
United States [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	50	40
Germany [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	929	29
Belarus [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	0	92
Others [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 13	$ 0